Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
City of Huntsville AL:
5.000%, 09/01/2029	$2,190,000	$2,855,092
5.000%, 09/01/2029	1,325,000	1,727,396
City of Tuscaloosa AL,
4.000%, 10/01/2028	1,000,000	1,207,809
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	492,656
4.000%, 09/01/2034 (Callable 09/01/2029)	215,000	257,536
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	597,883
Total Alabama (Cost $7,054,327)		7,138,372	0.4%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,960,282
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,433,168
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,803,235
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	992,806
4.000%, 06/01/2036 (Callable 06/01/2025)	1,000,000	1,082,690
4.000%, 12/01/2048 (Callable 06/01/2027)	925,000	1,018,246
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,268,984
Total Alaska (Cost $11,211,318)		11,559,411	0.7%

Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM) (3)	1,845,261	1,847,442
Arizona State University:
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	739,983
5.000%, 07/01/2043 (Callable 07/01/2029)	3,030,000	3,783,196
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	50,554
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	203,812
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	410,754
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	228,516
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	271,729
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	442,350
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	871,820
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	585,078
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,483,373
Maricopa County Unified School District No. 69,
4.000%, 07/01/2039 (Callable 07/01/2029)	1,045,000	1,233,110
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,274,652
Total Arizona (Cost $16,072,872)		16,426,369	1.0%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Pre-refunded to 04/01/2025)	5,000,000	5,796,708
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,785,000	1,867,547
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	622,787
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	500,250
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM)	730,000	701,009
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	602,936
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,627,701
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	746,345
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	185,558
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	282,883
Total Arkansas (Cost $12,316,949)		12,933,724	0.8%

California
Anaheim Housing & Public Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	870,598
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,158,664
Anaheim Public Financing Authority,
0.000%, 09/01/2036 (ETM)(Insured by AGM)	240,000	185,645
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	99,116
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,646,907
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,916,629
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,257,976
California Municipal Finance Authority,
5.000%, 01/01/2028 (Pre-refunded to 01/01/2022)	1,230,000	1,244,436
Citrus Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	921,551
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	1,100,013
4.000%, 06/15/2038 (Callable 06/15/2029)	3,010,000	3,571,574
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	529,620
City of Richmond CA,
0.000%, 08/01/2028 (ETM)	100,000	91,909
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,805,991
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,540,000	1,688,819
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	144,732
Fontana Unified School District:
0.000%, 02/01/2033 (ETM)(Insured by AGM)	460,000	388,380
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)	3,000,000	3,184,395
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2028 (ETM)	3,150,000	2,954,349
0.000%, 01/01/2030 (ETM)	95,000	85,728
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	45,000	31,559
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	180,000	266,411
Kern Community College District,
0.000%, 08/01/2023	2,200,000	2,189,368
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	989,112
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,159,949
Long Beach Community College District:
0.000%, 06/01/2032 (ETM)(Insured by AGM)	1,540,000	1,314,639
0.000%, 06/01/2033 (ETM)(Insured by AGM)	1,560,000	1,303,011
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	25,000	28,028
Mizuho Floater/Residual Trust,
0.300%, 10/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	3,800,000	3,800,000
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	460,000	486,190
Moreno Valley Unified School District,
0.000%, 07/01/2029 (ETM)(Insured by AGM)	55,000	49,981
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable 08/01/2025)(Insured by AGM) (5)	650,000	730,072
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	647,429
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)	3,000,000	3,427,962
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	215,426
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 10/21/2021)(Insured by BAM)	235,000	235,426
5.000%, 08/01/2031 (Callable 10/21/2021)(Insured by BAM)	275,000	275,498
Paramount Unified School District:
0.000%, 08/01/2043 (Pre-refunded to 08/01/2023)(Insured by BAM)	250,000	64,670
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	435,823
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,871,475
Perris Union High School District:
4.000%, 09/01/2032 (Callable 09/01/2029)	615,000	742,330
4.000%, 09/01/2034 (Callable 09/01/2029)	410,000	491,454
4.000%, 09/01/2035 (Callable 09/01/2029)	440,000	523,958
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,140,814
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,760,000	9,072,551
Riverside County Redevelopment Successor Agency,
8.250%, 10/01/2031 (Pre-refunded to 10/01/2026) (5)	650,000	885,731
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	60,677
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	404,742
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,338,552
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,171,495
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	39,831
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,959,890
0.000%, 01/01/2027 (ETM)	1,380,000	1,311,750
0.000%, 01/01/2028 (ETM)	1,010,000	941,405
San Marcos Unified School District:
0.000%, 08/01/2030 (Pre-refunded to 02/01/2024)	150,000	109,748
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	262,234
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	697,045
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	125,000	149,201
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,291,446
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,872,559
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	144,116
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,125,000	1,286,895
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	128,669
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	33,729
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	20,937
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	15,680
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	54,058
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	1,065,000	267,093
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	112,196
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	251,121
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	199,797
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	198,186
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	684,006
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	53,562
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	145,308
Total California (Cost $83,250,313)		87,431,827	5.4%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,405,312
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	464,684
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	481,897
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	557,773
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	3,112,373
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	959,682
Colorado Educational & Cultural Facilities Authority,
5.000%, 03/01/2040 (Callable 03/01/2027)	805,000	964,954
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,185,000	14,161,779
0.000%, 07/15/2024 (ETM)	1,710,000	1,691,105
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	104,061
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,763,216
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	355,621
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	7,108,926
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	13,745,000	13,716,421
0.000%, 10/01/2022 (ETM)	23,840,000	23,790,432
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,266,838
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,010,319
Total Colorado (Cost $77,762,084)		79,915,393	4.9%

Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,459,930
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,565,795
3.300%, 11/15/2037 (Callable 11/15/2021)	5,100,000	5,115,342
4.000%, 11/15/2045 (Callable 05/15/2028)	5,515,000	6,030,955
4.000%, 11/15/2047 (Callable 11/15/2026)	905,000	971,053
4.000%, 05/15/2049 (Callable 11/15/2028)	2,115,000	2,371,061
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,557,605
State of Connecticut Clean Water Fund,
4.000%, 02/01/2037 (Callable 02/01/2029)	1,150,000	1,356,713
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,504,369
Total Connecticut (Cost $21,338,276)		21,932,823	1.4%

District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,916,011
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	160,000	195,553
5.000%, 10/15/2044 (Callable 04/15/2029)	2,320,000	2,893,057
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,933,294
Washington Metropolitan Area Transit Authority,
4.000%, 07/15/2045 (Callable 07/15/2030)	5,000,000	5,831,886
Total District of Columbia (Cost $12,705,605)		12,769,801	0.8%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	532,939
City of Jacksonville FL,
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	18,145,000	18,145,000
City of Melbourne FL,
0.000%, 10/01/2026 (ETM)	40,000	38,323
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	550,000	565,958
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,272,560
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,235,834
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,225,073
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,259,596
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,220,076
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	289,195
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,144,146
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	933,257
City of Tampa FL:
4.125%, 10/01/2031 (Pre-refunded to 10/01/2021)	1,930,000	1,930,000
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,495,392
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	50,000	52,517
0.000%, 10/01/2027 (ETM)(Insured by NATL)	200,000	187,612
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,705,000	3,578,721
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	2,000,000	2,434,275
4.000%, 12/01/2037 (Callable 12/01/2030)	2,000,000	2,428,534
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,918,416
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	4,245,000	4,581,985
3.800%, 07/01/2047 (Callable 10/01/2021)(Insured by GNMA)	30,000	30,000
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	3,830,000	4,220,566
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	650,000	714,241
Florida Municipal Loan Council,
4.000%, 10/01/2033 (Callable 10/01/2031)	415,000	510,850
Highlands County Health Facilities Authority:
0.050%, 11/15/2035 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	4,000,000	4,000,000
0.050%, 11/15/2037 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	5,000,000	5,000,000
Jacksonville Electric Authority:
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	738,768
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	841,419
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	1,962,938
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	2,110,000	2,178,309
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	1,450,000	1,497,688
Orange County School Board,
5.000%, 08/01/2034 (Callable 08/01/2026)	320,000	380,192
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM) (5)	95,000	105,386
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	386,330
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,205,062
School District of Broward County,
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	973,563
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	171,383
Tohopekaliga Water Authority,
3.000%, 10/01/2030 (Callable 10/01/2026)	500,000	541,899
Total Florida (Cost $75,603,963)		76,928,003	4.8%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,668,946
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	991,323
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,432,516
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	429,608
5.000%, 07/01/2023	220,000	237,900
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	7,335,000	8,895,457
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	470,000	493,797
Main Street Natural Gas, Inc.,
0.885%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	1,009,337
Pulaski County School District,
4.000%, 10/01/2038 (Callable 10/01/2030)(Insured by ST AID)	755,000	910,307
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,949,506
0.000%, 12/01/2021 (ETM)	4,030,000	4,028,979
Total Georgia (Cost $22,298,453)		23,047,676	1.4%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	601,744
Total Idaho (Cost $583,237)		601,744	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	701,728
City of Chicago IL:
5.125%, 01/01/2022 (Insured by BHAC)	295,000	298,281
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,489,646
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 06/15/2022)	1,070,000	1,103,278
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,350,648
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,289
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,992,376
0.000%, 12/01/2025 (ETM)(Insured by AGM)	220,000	213,257
0.000%, 12/01/2025 (ETM)	400,000	388,544
0.000%, 12/01/2028 (ETM)	345,000	316,683
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,465,355
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,644,177
Cook Kane Lake & McHenry Counties Community College District No. 512,
3.000%, 12/15/2032 (Callable 12/15/2028)	4,860,000	5,377,935
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,678,459
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,290,966
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	413,270
5.000%, 12/01/2027	270,000	328,185
5.000%, 12/01/2028	585,000	722,013
5.000%, 12/01/2029	615,000	776,793
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	841,185
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	876,141
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	242,422
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	850,309
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,875,000	27,672,452
0.000%, 07/15/2025 (ETM)	51,800,000	50,506,538
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,359,351
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,114,303
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	6,928,200
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,418,827
4.000%, 01/15/2033 (Callable 01/15/2028)	2,205,000	2,570,180
5.000%, 07/01/2033 (Callable 01/01/2027)	730,000	879,959
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	791,630
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,156,024
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,119,201
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	257,213
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,179,597
4.000%, 12/01/2037 (Callable 12/01/2028)	2,995,000	3,506,138
4.000%, 07/01/2041 (Callable 01/01/2031)	5,000,000	5,960,367
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	151,669
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	975,000	1,031,028
3.100%, 02/01/2035 (Callable 02/01/2026)	1,515,000	1,576,342
3.500%, 08/01/2046 (Callable 02/01/2026)	475,000	508,175
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	615,000	676,702
4.250%, 10/01/2049 (Callable 04/01/2028)	8,575,000	9,522,968
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	891,082
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,017,445
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,503,389
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)	425,000	488,592
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)	1,305,000	1,451,839
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2023)	3,675,000	3,894,588
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	989,575
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,115,000	1,176,145
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	356,590
Regional Transportation Authority:
6.700%, 11/01/2021 (Insured by NATL)	210,000	211,028
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	3,864,272
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,275,968
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,117,242
State of Illinois:
6.500%, 06/15/2022	40,000	41,736
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	2,081,874
Village of Carpentersville IL,
4.000%, 12/30/2030 (Callable 12/30/2028)(Insured by BAM)	1,920,000	2,300,817
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	5,999,568
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,336,924
0.000%, 01/01/2025 (ETM)(Insured by AGM)	175,000	170,970
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	805,000	789,579
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	442,205
Total Illinois (Cost $183,119,110)		192,655,232	11.9%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)	1,000,000	1,031,898
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,326,488
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,532,495
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,255,003
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	236,179
4.000%, 01/15/2028	330,000	392,169
4.000%, 07/15/2028	335,000	401,494
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	647,909
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	863,863
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	369,717
Indiana Finance Authority,
5.000%, 10/01/2044 (Callable 10/01/2029)	3,280,000	4,100,479
Indiana Health & Educational Facilities Financing Authority,
4.000%, 11/15/2046 (Callable 11/15/2026)	1,780,000	2,008,773
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036 (Pre-refunded to 02/01/2023) (1)	110,000	112,172
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	1,780,000	2,045,309
5.000%, 01/01/2040 (Pre-refunded to 01/01/2029)	2,200,000	2,830,963
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	601,738
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,509,839
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	600,269
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	180,311
Purdue University:
5.000%, 07/01/2034 (Callable 07/01/2031)	1,900,000	2,542,091
5.000%, 07/01/2035 (Callable 07/01/2031)	2,000,000	2,669,687
Total Indiana (Cost $26,404,412)		27,258,846	1.7%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,152,891
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,390,101
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,105,211
5.000%, 08/01/2042 (Callable 08/01/2027)	500,000	605,694
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	530,000	574,826
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,085,000	1,218,579
3.250%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,700,000	1,853,736
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,100,000
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,090,000
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	751,332
Total Iowa (Cost $15,517,335)		15,842,370	1.0%

Kansas
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	542,344
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Pre-refunded to 10/01/2025)	300,000	342,341
Kansas Development Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2022)	1,955,000	2,011,793
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Callable 08/01/2026)	85,000	90,371
Total Kansas (Cost $2,928,752)		2,986,849	0.2%

Kentucky
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	740,340
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,361,392
Total Kentucky (Cost $2,098,672)		2,101,732	0.1%

Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	606,985
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	1,300,000	1,547,116
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	31,591,523
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,190,000	27,006,055
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,459,734
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	485,779
5.000%, 03/01/2026 (Insured by AGM)	635,000	746,102
5.000%, 03/01/2027 (Insured by AGM)	620,000	746,282
5.000%, 03/01/2028 (Insured by AGM)	755,000	927,649
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	776,047
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	971,528
Total Louisiana (Cost $61,931,562)		66,864,800	4.1%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,050,000	1,141,394
5.000%, 07/01/2028 (ETM)	265,000	308,259
County of Howard MD,
3.125%, 02/15/2035 (Callable 02/15/2028)	250,000	273,994
Maryland Community Development Administration,
0.625%, 07/01/2022 (Callable 01/01/2022)	500,000	500,336
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	322,818
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,590,000	1,828,510
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,320,082
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,504,554
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,376,928
Washington Suburban Sanitary Commission:
0.060%, 06/01/2023 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,200,000	2,200,000
0.060%, 06/01/2023 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	3,710,000	3,710,000
Total Maryland (Cost $29,801,535)		31,486,875	1.9%

Massachusetts
Commonwealth of Massachusetts:
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,243,580
5.250%, 01/01/2044 (Callable 01/01/2029)	3,910,000	4,934,996
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	645,000	669,085
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	1,470,000	1,758,042
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)	1,000,000	1,002,936
4.000%, 12/01/2044 (Callable 06/01/2025)	560,000	589,034
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,075,000	1,164,588
4.000%, 06/01/2049 (Callable 12/01/2028)	545,000	597,656
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)	390,000	367,474
0.000%, 05/01/2028 (ETM)(Insured by NATL)	5,290,000	4,867,497
Total Massachusetts (Cost $17,176,783)		17,194,888	1.1%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	202,852
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	426,581
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	537,530
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	326,632
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	633,880
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,119,263
Great Lakes Water Authority,
5.000%, 07/01/2046 (Callable 07/01/2026)	100,000	116,982
Kent Hospital Finance Authority,
0.040%, 01/15/2047 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	3,675,000	3,675,000
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,356,680
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,930,825
4.250%, 12/01/2049 (Callable 06/01/2028)	3,845,000	4,254,476
3.500%, 12/01/2050 (Callable 06/01/2029)	6,760,000	7,418,633
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	1,987,900
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,362,919
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,080,752
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,249,618
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	383,941
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,096,261
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,560,145
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	950,000	1,129,256
Total Michigan (Cost $40,936,927)		42,850,126	2.7%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026 (Insured by SD CRED PROG)	660,000	755,439
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,122,749
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,199,826
Maple River Independent School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)(Insured by SD CRED PROG)	2,095,000	2,471,868
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	608,340
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	260,000	279,132
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,115,000	1,237,740
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	685,157
State of Minnesota,
5.000%, 08/01/2037 (Callable 08/01/2029)	3,245,000	4,141,468
Total Minnesota (Cost $14,190,319)		14,501,719	0.9%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,002,154
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	598,688
Oxford School District,
4.000%, 05/01/2027	500,000	586,686
State of Mississippi:
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,403,835
5.000%, 10/15/2033 (Callable 10/15/2028)	2,555,000	3,166,143
5.000%, 10/15/2035 (Callable 10/15/2028)	1,000,000	1,234,056
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to 01/01/2025)(Insured by AGM)	550,000	631,016
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)	5,500,000	6,869,418
Total Mississippi (Cost $15,119,560)		15,491,996	1.0%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	990,000	1,222,382
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,346,817
Jefferson County Consolidated School District No. 6,
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)	1,200,000	1,297,478
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,462,941
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	70,000	72,385
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	660,000	662,933
Moberly School District No. 81:
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	363,183
3.000%, 03/01/2037 (Callable 09/01/2028)(Insured by ST AID)	1,700,000	1,825,253
3.000%, 03/01/2038 (Callable 09/01/2028)(Insured by ST AID)	1,800,000	1,928,654
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	1,950,000	2,081,099
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	2,000,000	2,128,932
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,643,773
Total Missouri (Cost $15,739,748)		16,035,830	1.0%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	238,940
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	523,233
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	647,195
Total Montana (Cost $1,318,285)		1,409,368	0.1%

Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	310,495
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	450,787
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,253,457
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,126,298
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,870,000	2,055,589
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,329,532
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	33,391
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	22,200
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	16,695
Village of Boys Town NE,
3.000%, 09/01/2028	250,000	278,803
Total Nebraska (Cost $7,633,242)		7,877,247	0.5%

Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,153,940
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	497,074
County of Washoe NV,
5.000%, 02/01/2033 (Callable 02/01/2029)	940,000	1,176,153
Total Nevada (Cost $3,706,007)		3,827,167	0.2%

New Hampshire
New Hampshire Health and Education Facilities Authority,
0.050%, 10/01/2030 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,000,000	1,000,000
Total New Hampshire (Cost $1,000,000)		1,000,000	0.1%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,584,632
New Jersey Economic Development Authority:
0.000%, 07/01/2025 (ETM)(Insured by NATL)	80,000	77,733
5.250%, 07/01/2025	1,285,000	1,506,803
New Jersey Educational Facilities Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	615,000	684,783
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,937
3.750%, 07/01/2027 (ETM)	205,000	227,896
New Jersey Housing & Mortgage Finance Agency:
0.750%, 05/01/2023 (Mandatory Tender Date 06/01/2022) (1)	5,800,000	5,815,924
6.000%, 11/01/2023 (Pre-refunded to 11/01/2021)	30,000	30,132
4.500%, 10/01/2048 (Callable 10/01/2027)	1,185,000	1,330,253
2.450%, 10/01/2050 (Callable 04/01/2029)	625,000	620,693
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,410,000	1,336,718
0.000%, 12/15/2030	960,000	826,459
Total New Jersey (Cost $13,716,989)		14,051,963	0.9%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	629,046
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,986,070
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	930,000	1,009,710
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	905,000	944,556
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	895,000	954,466
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	131,039
Total New Mexico (Cost $6,337,126)		6,654,887	0.4%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,199,866
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,382,649
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	231,205
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	2,000,000	2,005,779
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,860,186
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,820,792
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,384,510
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	4,963,685
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	600,418
4.000%, 05/01/2043 (Callable 05/01/2029)	2,500,000	2,888,538
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,651,175
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	586,738
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	589,949
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,446,556
5.000%, 06/15/2040 (Callable 12/15/2027)	1,850,000	2,263,064
5.000%, 06/15/2040 (Callable 06/15/2028)	4,000,000	4,979,679
New York Liberty Development Corp.,
4.000%, 09/15/2035 (Callable 03/15/2022)	3,000,000	3,043,716
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,153,670
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,795,974
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	180,216
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,732,112
5.000%, 03/15/2041 (Callable 03/15/2029)	2,000,000	2,489,774
5.000%, 02/15/2044 (Callable 02/15/2025)	1,500,000	1,709,910
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	5,606,862
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	529,779
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,895,000	5,910,851
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,058,995
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,660,105
5.000%, 03/15/2033 (Callable 03/15/2023)	280,000	298,828
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,120,000	4,518,370
Tender Option Bond Trust,
0.080%, 03/15/2029 (Optional Put Date 10/07/2021) (1)(3)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority,
0.555%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)	3,180,000	3,180,653
Total New York (Cost $93,600,478)		96,724,604	6.0%

North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,630,000	3,300,782
Inlivian,
2.550%, 05/01/2037	4,908,892	5,124,243
North Carolina Eastern Municipal Power Agency,
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	1,870,000	1,889,828
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)	1,015,000	1,119,501
4.000%, 07/01/2050 (Callable 07/01/2029)	1,680,000	1,870,842
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,074,554
University of North Carolina at Chapel Hill,
0.455%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	7,000,000	7,012,965
Total North Carolina (Cost $20,930,920)		21,392,715	1.3%

North Dakota
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	425,000	442,380
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	2,155,000	2,292,294
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	1,850,000	1,950,256
3.500%, 07/01/2046 (Callable 01/01/2026)	805,000	859,671
4.000%, 01/01/2050 (Callable 07/01/2028)	1,135,000	1,274,953
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	3,297,499
Total North Dakota (Cost $9,869,837)		10,117,053	0.6%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	700,000	706,015
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	897,691
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,533
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	221,208
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	45,716
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	515,000	626,599
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,117,126
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,060,000	1,164,522
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,600,000	1,754,787
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038 (Pre-refunded to 06/01/2029)	325,000	422,276
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,660,000	1,635,939
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	260,000	278,571
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	770,000	825,069
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,265,000	2,520,253
Ohio Water Development Authority,
5.000%, 12/01/2036 (Callable 12/01/2029)	1,215,000	1,559,895
State of Ohio:
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	636,871
5.000%, 01/01/2036 (Callable 01/01/2032) (6)	540,000	714,039
5.000%, 01/01/2038 (Callable 01/01/2032) (6)	430,000	563,231
5.000%, 01/01/2039 (Callable 01/01/2032) (6)	915,000	1,195,058
5.000%, 04/01/2039 (Callable 04/01/2030)	2,000,000	2,542,339
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	396,935
Total Ohio (Cost $19,547,181)		19,834,673	1.2%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	995,184
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,039,868
County of Multnomah OR,
4.000%, 06/01/2030 (Pre-refunded to 06/01/2022)	1,565,000	1,604,840
Salem-Keizer School District No. 24J,
5.000%, 06/15/2033 (Callable 06/15/2030)(Insured by SCH BD GTY) (5)	2,535,000	3,301,807
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	1,790,000	1,901,791
4.000%, 12/01/2048 (Callable 12/01/2026)	2,080,000	2,238,232
State of Oregon Housing & Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	880,000	933,777
3.750%, 07/01/2048 (Callable 01/01/2027)	1,300,000	1,370,136
3.500%, 01/01/2051 (Callable 01/01/2029)	3,905,000	4,293,762
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 09/01/2039 (Callable 09/01/2029)	2,305,000	2,728,346
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	730,586
Total Oregon (Cost $20,747,906)		21,138,329	1.3%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	293,594
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,701,565
Commonwealth of Pennsylvania,
4.000%, 09/15/2030 (Callable 09/15/2026)	610,000	695,638
Delaware Valley Regional Finance Authority:
0.580%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	2,000,000	1,998,184
0.110%, 11/01/2055 (SIFMA Municipal Swap Index + 0.210%)(Callable 10/01/2021)(Optional Put Date 10/07/2021) (2)	4,000,000	4,000,000
Lancaster County Hospital Authority,
0.090%, 05/15/2030 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,900,000	1,900,000
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	107,059
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	685,000	721,399
3.500%, 04/01/2051 (Callable 10/01/2029)	3,985,000	4,295,028
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	720,000	690,978
0.000%, 09/01/2027 (ETM)	1,075,000	1,011,689
0.000%, 09/01/2028 (ETM)	360,000	332,125
Total Pennsylvania (Cost $17,377,503)		17,747,259	1.1%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,192,311
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	3,815,000	4,066,025
6.000%, 08/01/2026 (ETM)	4,340,000	5,417,684
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,055,000	1,316,971
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,441,803
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,785,000	2,233,055
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,610,000	2,009,786
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	7,665,000	9,661,449
Total Puerto Rico (Cost $25,866,586)		27,339,084	1.7%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,385,000	1,519,501
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,662,765
Total Rhode Island (Cost $6,831,608)		7,182,266	0.4%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,073,949
City of Columbia SC:
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	31,268
5.000%, 02/01/2049 (Pre-refunded to 02/01/2029)	10,680,000	13,724,774
Patriots Energy Group Financing Agency,
0.915%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,895,000	2,923,518
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,465,000	6,269,881
South Carolina Jobs-Economic Development Authority,
0.150%, 05/01/2048 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,600,000	1,600,000
Tobacco Settlement Revenue Management Authority,
6.375%, 05/15/2030 (ETM)	705,000	973,557
Total South Carolina (Cost $30,099,994)		30,596,947	1.9%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	432,918
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	330,000	332,724
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)	365,000	427,037
Total South Dakota (Cost $1,174,592)		1,192,679	0.1%

Tennessee
City of Memphis TN,
5.000%, 10/01/2045 (Callable 10/01/2030)	1,300,000	1,650,025
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,530,576
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,117,043
Memphis Health Educational & Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender Date 06/01/2022) (1)	2,500,000	2,505,634
Nashville & Davidson County Metropolitan Government,
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,840,000	2,120,708
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	357,549
1.950%, 07/01/2030 (Callable 07/01/2029)	550,000	559,287
3.850%, 01/01/2035 (Callable 01/01/2025)	350,000	371,816
3.900%, 07/01/2042 (Callable 07/01/2027)	605,000	655,137
4.000%, 01/01/2043 (Callable 07/01/2027)	860,000	933,872
3.650%, 07/01/2047 (Callable 01/01/2027)	980,000	1,026,622
4.050%, 01/01/2049 (Callable 01/01/2028)	2,395,000	2,593,340
4.250%, 01/01/2050 (Callable 07/01/2028)	1,410,000	1,553,181
Total Tennessee (Cost $20,568,318)		20,974,790	1.3%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,516,627
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,083,681
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,115,576
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	112,783
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	1,010,000	1,144,020
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	600,968
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	993,395
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,170,904
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	963,287
5.000%, 08/15/2028 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	555,000	628,645
4.000%, 08/15/2029 (PSF Guaranteed)	200,000	240,207
4.000%, 02/15/2030 (PSF Guaranteed)	305,000	370,427
4.000%, 08/15/2030 (PSF Guaranteed)	130,000	158,212
4.000%, 02/15/2031 (PSF Guaranteed)	315,000	386,460
3.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)	835,000	948,519
4.000%, 08/15/2032 (Callable 08/15/2030)(PSF Guaranteed)	110,000	132,428
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	1,070,000	1,209,696
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	500,000	557,049
4.000%, 08/15/2033 (Callable 08/15/2030)(PSF Guaranteed)	110,000	131,873
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	475,000	528,071
5.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,460,000	1,653,732
3.000%, 08/15/2034 (Callable 08/15/2031)(PSF Guaranteed)	500,000	554,403
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	215,450
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	455,000	502,135
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	511,149
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	510,000	603,443
5.000%, 12/01/2037 (Callable 06/01/2027)(PSF Guaranteed)	190,000	227,671
4.000%, 08/15/2038 (Callable 08/15/2030)(PSF Guaranteed)	550,000	645,209
3.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)	290,000	312,741
3.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)	300,000	322,531
3.000%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)	265,000	283,988
3.000%, 08/15/2043 (Callable 08/15/2031)(PSF Guaranteed)	210,000	224,508
3.000%, 08/15/2044 (Callable 08/15/2031)(PSF Guaranteed)	245,000	261,246
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,362,186
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	867,635
Balmorhea Independent School District,
4.000%, 02/15/2042 (Callable 02/15/2024)(PSF Guaranteed)	350,000	371,453
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	969,840
Bexar Metropolitan Water District,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	50,000	47,374
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	188,601
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	239,660
Brazoria County Toll Road Authority,
0.000%, 03/01/2044 (Callable 03/01/2030) (5)	255,000	252,178
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,474,774
Central Texas Turnpike System,
0.000%, 08/15/2027 (Insured by BHAC)	195,000	184,309
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,380,798
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,929,811
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,040,064
0.000%, 12/01/2026 (ETM)(Insured by AGM)	465,000	446,697
0.000%, 12/01/2027 (ETM)(Insured by AGM)	90,000	84,586
0.000%, 12/01/2028 (ETM)(Insured by AGM)	2,065,000	1,909,047
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,387,765
5.750%, 12/01/2032 (ETM)(Insured by AGM)	29,965,000	44,085,029
City of San Antonio TX,
5.000%, 02/01/2025 (ETM)	175,000	201,373
Cleveland Independent School District,
5.000%, 02/15/2046 (Callable 02/15/2026)(PSF Guaranteed)	1,000,000	1,170,679
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	242,023
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	135,751
4.000%, 08/15/2044 (Callable 08/15/2029)(PSF Guaranteed)	550,000	639,810
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	171,639
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,241,409
5.000%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,551,884
5.000%, 06/15/2042 (Callable 06/15/2027)	5,000,000	6,028,432
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	4,926,907
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	728,914
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	678,215
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,589,866
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,596,249
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)	2,000,000	2,342,205
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	390,000	396,875
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	700,000	712,340
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	705,000	717,512
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	420,000	514,228
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,250,820
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,058,839
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	749,884
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,339,925
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	608,907
Fort Bend County Municipal Utility District No. 130,
4.500%, 09/01/2028 (Callable 09/01/2026)(Insured by BAM)	375,000	437,638
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,877,206
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	975,000	1,174,938
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,538,296
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,181,236
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,692,815
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,110,793
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,815,000	5,783,076
6.250%, 07/01/2027 (ETM)	7,035,000	8,585,553
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	963,290
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	1,003,506
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,126,611
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,937,903
Humble Independent School District,
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,194,615
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,414,757
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded to 08/15/2023)(PSF Guaranteed)	100,000	106,969
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	160,000	173,222
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,125,314
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	1,008,667
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,242,812
Leander Independent School District:
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	125,000	75,621
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	375,000	213,292
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	55,000	29,446
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	372,302
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	550,000	247,681
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	291,078
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	20,000	9,168
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,586,783
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	58,632
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	570,512
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	72,016
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	638,535
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	150,000	45,000
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	190,000	53,519
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	198,668
Liberty Hill Independent School District,
4.000%, 02/01/2030 (PSF Guaranteed)	1,750,000	2,144,597
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,360,000	1,549,985
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,251,704
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	1,980,000
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	226,638
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	106,629
Mansfield Independent School District,
3.000%, 08/01/2036 (Callable 08/01/2030)(PSF Guaranteed)	2,820,000	3,156,405
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,490,473
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,211,332
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,614,574
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,065,662
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,758,506
Midlothian Independent School District,
5.000%, 02/15/2047 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,196,778
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	361,747
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	198,723
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	271,195
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	230,255
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	257,799
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	623,588
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	325,392
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,649,952
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,065,276
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,144,047
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	603,311
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	827,579
5.000%, 04/01/2030 (Pre-refunded to 04/01/2027)	1,150,000	1,408,998
5.000%, 04/01/2031 (Pre-refunded to 04/01/2027)	1,015,000	1,243,594
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	7,330,000	8,980,830
5.000%, 08/15/2047 (Callable 08/15/2027)	1,000,000	1,196,324
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	221,988
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,254,446
North Lamar Independent School District:
5.000%, 02/15/2031 (PSF Guaranteed)	570,000	758,575
4.000%, 02/15/2033 (Callable 02/15/2031)(PSF Guaranteed)	650,000	802,719
4.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)	675,000	829,898
4.000%, 02/15/2035 (Callable 02/15/2031)(PSF Guaranteed)	700,000	857,406
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	3,555,000	1,996,443
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	25,215,000	9,025,117
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	3,265,000	4,545,149
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	1,390,000	2,103,663
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,174,018
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,399,057
Pecos Barstow Toyah Independent School District,
4.000%, 02/15/2041 (Callable 02/15/2025)(PSF Guaranteed)	1,000,000	1,106,803
Pflugerville Independent School District:
5.000%, 02/15/2025 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,020,000	1,133,349
4.000%, 02/15/2027 (Callable 02/15/2026)	460,000	521,439
4.000%, 02/15/2029 (Callable 02/15/2026)	165,000	185,885
4.000%, 02/15/2032 (Callable 02/15/2026)	200,000	224,736
5.000%, 02/15/2037 (Callable 02/15/2026)(PSF Guaranteed)	100,000	116,788
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	639,371
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,269,819
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	4,811,987
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 11/01/2021)(PSF Guaranteed)	745,000	747,702
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,500,000	1,664,805
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,801,968
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,775,000	1,972,249
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	200,000	236,411
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	117,881
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	129,392
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,029,704
State of Texas:
4.000%, 08/01/2030 (Callable 08/01/2025)	1,285,000	1,444,990
4.000%, 08/01/2031 (Callable 08/01/2025)	1,000,000	1,123,296
5.000%, 04/01/2038 (Callable 04/01/2026)	2,000,000	2,362,064
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,571,636
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	2,970,000	3,284,817
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	572,232
Texas Department of Housing & Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)	4,711,903	5,167,396
2.150%, 09/01/2035 (Callable 03/01/2029)	1,355,000	1,375,614
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	975,000	1,095,925
Texas Municipal Gas Acquisition and Supply Corp. II,
0.948%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	16,250,000	16,469,351
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	315,000	347,992
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	702,256
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,468,897
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,341,393
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,156,497
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,203,641
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	276,964
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,045,560
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	274,106
Waxahachie Independent School District,
5.000%, 02/15/2039 (Callable 02/15/2026)(PSF Guaranteed)	785,000	917,517
Webb Consolidated Independent School District:
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	175,000	195,530
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	75,000	82,966
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,131,039
Ysleta Independent School District,
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,746,745
Total Texas (Cost $315,403,811)		328,448,082	20.3%

Utah
State of Utah:
3.000%, 07/01/2033 (Callable 01/01/2029)	1,500,000	1,670,115
3.000%, 07/01/2034 (Callable 01/01/2029)	2,000,000	2,212,940
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	461,742
University of Utah,
5.000%, 08/01/2044 (Callable 08/01/2028)	2,000,000	2,473,428
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	259,051
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	571,035
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	3,115,000	3,326,859
Total Utah (Cost $10,842,240)		10,975,170	0.7%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,375,000	1,449,709
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	770,000	817,469
4.000%, 11/01/2048 (Callable 05/01/2027)	505,000	544,179
Total Vermont (Cost $2,725,009)		2,811,357	0.2%

Virginia
County of Fairfax VA:
5.000%, 10/01/2035 (Callable 04/01/2030)(Insured by ST AID)	5,550,000	7,211,169
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	701,830
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,095,000	1,207,693
Fairfax County Industrial Development Authority,
4.000%, 05/15/2044 (Callable 05/15/2024)	455,000	492,258
Hampton Redevelopment & Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	2,950,000	2,955,777
Loudoun County Economic Development Authority,
0.060%, 10/01/2039 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,540,000	1,540,000
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,543,384
Total Virginia (Cost $21,595,201)		21,652,111	1.3%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,195,841
County of King WA:
5.000%, 07/01/2034 (Pre-refunded to 01/01/2025)	705,000	810,080
5.000%, 01/01/2037 (Callable 01/01/2029)	2,000,000	2,508,484
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,326,159
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,650,614
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,787,850
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,209,448
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,159,600
Port of Seattle WA:
5.000%, 01/01/2037 (Callable 01/01/2027)	1,665,000	1,989,349
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,192,960
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,148,568
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,862,835
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	2,988,593
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	823,613
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,459,885
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	807,346
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	394,447
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	227,610
5.000%, 09/01/2032 (Callable 09/01/2030)	185,000	239,822
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	245,473
Washington State Housing Finance Commission:
5.000%, 01/01/2023 (ETM)	330,000	341,385
0.600%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,490,613
4.000%, 06/01/2049 (Callable 06/01/2028)	520,000	569,026
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,785,000	1,988,249
Total Washington (Cost $41,772,882)		43,417,850	2.7%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,064,866
West Virginia Parkways Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)	2,690,000	3,277,524
Total West Virginia (Cost $4,320,487)		4,342,390	0.3%

Wisconsin
Baraboo School District:
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	626,902
3.000%, 04/01/2030 (Callable 04/01/2026)(Insured by BAM)	300,000	318,544
3.000%, 04/01/2033 (Callable 04/01/2026)(Insured by BAM)	650,000	684,971
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,654,531
Public Finance Authority,
5.000%, 03/01/2025	535,000	615,025
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,130,000	1,343,347
0.000%, 12/15/2027 (ETM)(Insured by NATL)	425,000	396,823
0.000%, 12/15/2028 (ETM)(Insured by NATL)	410,000	376,173
0.000%, 12/15/2029 (ETM)(Insured by NATL)	380,000	339,212
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,312,200
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	250,448
5.000%, 05/01/2033 (Callable 05/01/2025)	500,000	578,505
5.000%, 05/01/2034 (Callable 05/01/2025)	900,000	1,040,269
5.000%, 05/01/2037 (Callable 05/01/2028)	2,470,000	3,049,643
4.000%, 05/01/2041 (Callable 05/01/2028)	4,900,000	5,703,999
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	6,100,580
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	11,813,554
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	8,959,876
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	2,655,000	2,844,719
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	336,450
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,705,116
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,779,658
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,683,354
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	922,403
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	1,205,000	875,083
0.000%, 12/15/2034 (Callable 12/15/2030)	1,810,000	1,325,413
4.000%, 12/15/2034 (Callable 06/15/2026)	720,000	808,572
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)	2,000,000	1,395,708
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	23,373
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	113,048
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	243,025
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	325,000	367,407
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,371,783
4.000%, 11/15/2043 (Callable 11/15/2028)	2,295,000	2,647,877
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	835,000	891,273
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,050,000	1,131,809
4.250%, 03/01/2049 (Callable 09/01/2028)	1,720,000	1,917,563
Total Wisconsin (Cost $69,067,398)		71,548,236	4.4%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	380,000	399,496
4.000%, 12/01/2048 (Callable 06/01/2028)	2,360,000	2,578,319
3.000%, 06/01/2050 (Callable 12/01/2030) (6)	2,000,000	2,160,914
Total Wyoming (Cost $5,047,425)		5,138,729	0.3%
Total Long-Term Investments (Cost $1,536,263,137)		1,593,351,362	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	1,695,104	1,695,104
Total Short-Term Investment (Cost $1,695,104)		1,695,104	0.1%
Total Investments (Cost $1,537,958,241)		1,595,046,466	98.6%
Other Assets in Excess of Liabilities		22,275,864	1.4%
TOTAL NET ASSETS		$1,617,322,330	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled
$7,647,442, which represented 0.47% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,593,351,362	$–	$1,593,351,362
Total Long-Term Investments	–	1,593,351,362	–	1,593,351,362
Short-Term Investment
Money Market Mutual Fund	1,695,104	–	–	1,695,104
Total Short-Term Investment	1,695,104	–	–	1,695,104
Total Investments	$1,695,104	$1,593,351,362	$–	$1,595,046,466

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.